Biological Assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about biological assets [line items]
Disposal of biological assets	$ 3,086	$ 0